Document and Entity Information	Jul. 15, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	WEBSTER FINANCIAL CORP
Amendment Flag	false
Entity Central Index Key	0000801337
Document Type	8-K
Document Period End Date	Jul. 15, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-31486
Entity Tax Identification Number	06-1187536
Entity Address, Address Line One	200 Elm Street
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	578-2202
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	WBS
Security Exchange Name	NYSE
Series F Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing 1/1000th interest in a share of 5.25% Series F Non-Cumulative Perpetual Preferred Stock
Trading Symbol	WBS-PrF
Security Exchange Name	NYSE
Series G Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing 1/40th interest in a share of 6.50% Series G Non-Cumulative Perpetual Preferred Stock
Trading Symbol	WBS-PrG
Security Exchange Name	NYSE